EXPLORATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Detailed Information About Exploration [Abstract]
Disclosure of detailed information about exploration expenditures [Table Text Block]
	December 31	December 31
	2019	2018

Depreciation and depletion	$238	$111
Share-based compensation	554	340
Salaries, wages and benefits	3,201	2,690
Direct exploration expenditures	8,008	9,242
	$12,001	$12,383